Foreign Currency Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 28, 2013 counterparty	Mar. 29, 2013 counterparty	Mar. 30, 2012
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 8	$ 5
Derivative Liability, Fair Value, Gross Liability	17	11
Estimated fair value of foreign currency derivative assets	8	5	12
Estimated fair value of foreign currency derivative liabilities	17	11	14
Number of counterparties with concentration of credit risk	7	4
Maximum amount of loss, based on gross fair value, due to concentration of credit risk	7	5
Derivative Asset, Fair Value, Gross Liability	1	2
Derivative Liability, Fair Value, Gross Asset	1	2
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	7	3
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	16	9
Forward Contracts [Member]
Derivative [Line Items]
Notional amount of derivatives outstanding	893	993	2,138
Option Contracts [Member]
Derivative [Line Items]
Notional amount of derivatives outstanding	$ 583	$ 744	$ 785